UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
 (Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  January 31, 2018
1

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
January 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.86%
Consumer Discretionary - 15.00%
Adtalem Global Education, Inc.	115,500	$5,313,000	2.39%
Arcos Dorados Holdings, Inc., Class A (a)(b)	594,800	6,096,700	2.74%
K12, Inc. (a)	204,500	3,548,075	1.59%
Scientific Games Corp., Class A (a)	186,400	8,695,560	3.90%
Thor Industries, Inc.	34,400	4,701,104	2.11%
Winnebago Industries, Inc.	111,200	5,054,040	2.27%
		33,408,479	15.00%
Consumer Staples - 1.96%
Central Garden & Pet Co. (a)	111,700	4,377,523	1.96%

Energy - 3.99%
Cosan Ltd., Class A (b)	418,200	4,792,572	2.15%
McDermott International, Inc. (a)(b)	465,400	4,086,212	1.84%
		8,878,784	3.99%
Financials - 3.81%
Lincoln National Corp.	52,700	4,363,560	1.96%
Unum Group	77,700	4,132,863	1.85%
		8,496,423	3.81%
Industrials - 33.35%
ACCO Brands Corp. (a)	290,500	3,442,425	1.55%
Columbus McKinnon Corporation of New York	139,200	5,700,240	2.56%
DXP Enterprises Inc. (a)	99,200	3,393,632	1.52%
Meritor, Inc. (a)	235,900	6,435,352	2.89%
Oshkosh Corp.	54,800	4,971,456	2.23%
Patrick Industries, Inc. (a)	67,900	4,348,995	1.95%
SkyWest, Inc.	105,400	5,876,050	2.64%
SPX Corp. (a)	149,900	4,684,375	2.10%
Sterling Construction Co., Inc. (a)	415,300	5,793,435	2.60%
Titan International, Inc.	281,700	3,749,427	1.68%
TriNet Group, Inc. (a)	149,200	6,545,404	2.94%
Tutor Perini Corp. (a)	124,500	3,081,375	1.38%
Univar, Inc. (a)	126,600	3,780,276	1.70%
Veritiv Corp. (a)	67,100	1,925,770	0.87%
Willdan Group, Inc. (a)	138,700	3,142,942	1.41%
XPO Logistics, Inc. (a)	78,400	7,404,096	3.33%
		74,275,250	33.35%
Information Technology - 17.53%
Extreme Networks, Inc. (a)	651,700	9,795,051	4.40%
Hewlett Packard Enterprise Co.	155,300	2,546,920	1.14%
Insight Enterprises, Inc. (a)	84,500	3,136,640	1.41%
KEMET Corp. (a)	466,000	9,487,760	4.26%
NCR Corp. (a)	82,300	3,087,073	1.39%
PCM, Inc. (a)	137,000	1,212,450	0.54%
Science Applications International Corp.	44,200	3,387,930	1.52%
Sierra Wireless, Inc. (a)(b)	149,300	2,888,955	1.30%
TTM Technologies, Inc. (a)	212,400	3,502,476	1.57%
		39,045,255	17.53%
Materials - 20.21%
AK Steel Holding Corp. (a)	427,700	2,164,162	0.97%
Freeport-McMoRan, Inc. (a)	234,800	4,578,600	2.06%
Greif, Inc., Class A	64,000	3,783,680	1.70%
Kronos Worldwide, Inc.	275,900	7,573,455	3.40%
Olympic Steel, Inc.	149,400	3,482,514	1.56%
Platform Specialty Products Corp. (a)	291,800	3,416,978	1.54%
Steel Dynamics, Inc.	99,300	4,508,220	2.02%
The Chemours Co.	116,600	6,018,892	2.70%
Trinseo S.A. (b)	53,400	4,402,830	1.98%
Tronox Ltd., Class A (b)	259,100	5,086,133	2.28%
		45,015,464	20.21%
Telecommunication Services - 1.01%
Sprint Corp. (a)	423,800	2,258,854	1.01%
Total Common Stocks (Cost $176,461,366)		215,756,032	96.86%

PARTNERSHIPS - 1.66%
Energy - 1.66%
Energy Transfer Equity, L.P.	201,700	3,691,110	1.66%
Total Partnerships (Cost $3,653,276)		3,691,110	1.66%

RIGHTS - 0.00%
Health Care - 0.00%
Forest Laboratories, Inc. (a)(c)	5,500	55	0.00%
Total Rights (Cost $0)		55	0.00%

SHORT-TERM INVESTMENTS - 1.59%
Money Market Funds - 1.59%
Fidelity Government Portfolio, Institutional Class, 1.22% (d)	3,538,144	3,538,144	1.59%
Total Short-Term Investments (Cost $3,538,144)		3,538,144	1.59%

Total Investments (Cost $183,652,786) - 100.11%		222,985,341	100.11%
Liabilities in Excess of Other Assets - (0.11)%		(245,393)	(0.11)%
TOTAL NET ASSETS - 100.00%		$222,739,948	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	Security is fair valued in good faith.
(d)	The rate listed is the Fund’s seven-day yield as of January 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2018
The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally  classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs.  Such securities are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2018, are as follows:

	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$33,408,479	$–	$–		$33,408,479
Consumer Staples	4,377,523	–	–		4,377,523
Energy	8,878,784	–	–		8,878,784
Financials	8,496,423	–	–		8,496,423
Industrials	74,275,250	–	–		74,275,250
Information Technology	39,045,255	–	–		39,045,255
Materials	45,015,464	–	–		45,015,464
Telecommunication Services	2,258,854	–	–		2,258,854
Total Common Stocks	$215,756,032	$–	$–		$215,756,032

Partnerships
Energy	$3,691,110	$–	$–		$3,691,110
Total Partnerships	$3,691,110	$–	$–		$3,691,110

Rights
Health Care	$–	$–	$55	*	$55
Total Rights	$–	$–	$55		$55

Short-Term Investments
Money Market Funds	$3,538,144	$–	$–		$3,538,144
Total Short-Term Investments	$3,538,144	$–	$–		$3,538,144

Total Investments	$222,985,286	$–	$55		$222,985,341

* Acquired in merger.

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2018, the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Rights
Balance as of October 31, 2017	$55
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of January 31, 2018	$55

Change in unrealized appreciation/depreciation during the period for
Level 3 investments held at January 31, 2018	$-

The Level 3 investments as of January 31, 2018, represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Hennessy Focus Fund
Schedule of Investments
January 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 74.31%
Consumer Discretionary - 25.24%
CarMax, Inc. (a)	2,962,712	$211,448,755	7.39%
NVR, Inc. (a)	33,974	107,975,148	3.77%
O’Reilly Automotive, Inc. (a)	842,815	223,084,702	7.79%
Penn National Gaming, Inc. (a)	1,197,772	38,220,905	1.34%
Twenty First Century Fox, Inc.	3,837,592	141,607,145	4.95%
		722,336,655	25.24%
Financials - 26.12%
Aon PLC (b)	1,179,036	167,623,548	5.85%
Encore Capital Group, Inc. (a)(d)	2,258,784	93,626,597	3.27%
Markel Corp. (a)	215,672	247,524,598	8.65%
Marlin Business Services Corp. (d)	1,010,273	23,943,470	0.84%
The Charles Schwab Corp.	4,029,065	214,910,327	7.51%
		747,628,540	26.12%
Health Care - 1.48%
Henry Schein, Inc. (a)	558,796	42,289,681	1.48%

Industrials - 14.21%
American Woodmark Corp. (a)(d)	1,248,361	169,589,842	5.92%
Ametek, Inc.	459,822	35,084,418	1.23%
Hexcel Corp.	2,592,037	177,165,729	6.19%
Mistras Group, Inc. (a)	1,171,870	24,972,550	0.87%
		406,812,539	14.21%
Information Technology - 7.26%
Alphabet, Inc., Class A (a)	68,984	81,554,264	2.85%
Alphabet, Inc., Class C (a)	108,017	126,373,409	4.41%
		207,927,673	7.26%
Total Common Stocks (Cost $905,971,073)		2,126,995,088	74.31%

REITS - 21.69%
Financials - 21.69%
American Tower Corp., Class A	2,145,080	316,828,316	11.07%
Brookfield Asset Management, Inc. (b)	4,543,328	190,229,144	6.65%
Gaming and Leisure Properties, Inc.	3,122,341	113,778,106	3.97%
		620,835,566	21.69%
Total REITS (Cost $325,202,131)		620,835,566	21.69%

SHORT-TERM INVESTMENTS - 4.10%
Money Market Funds - 4.10%
Fidelity Government Portfolio, Institutional Class, 1.22% (c)	117,477,570	117,477,570	4.10%
Total Short-Term Investments (Cost $117,477,570)		117,477,570	4.10%

Total Investments (Cost $1,348,650,774) - 100.10%		2,865,308,224	100.10%
Liabilities in Excess of Other Assets - (0.10)%		(2,950,780)	(0.10)%
TOTAL NET ASSETS - 100.00%		$2,862,357,444	100.00%

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the Fund’s seven-day yield as of January 31, 2018.
(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Hennessy Focus Fund, as defined in the Investment Company Act of 1940, as amended, at or during the three-month period ended January 31, 2018. Details of transactions with these affiliated companies for the three-month period ended January 31, 2018, are as follows:

Issuer	American Woodmark Corp.	Encore Capital Group, Inc.	Marlin Business Services Corp.
Beginning Cost	$54,953,784	$73,525,403	$15,865,289
Purchase Cost	$-	$-	$-
Sales Cost	$-	$-	$-
Ending Cost	$54,953,784	$73,525,403	$15,865,289
Dividend Income	$-	$-	$141,438
Net change in unrealized appreciation	$48,998,169	$(11,293,920)	$1,818,491
Realized Gain/Loss	$-	$-	$-
Shares	1,248,361	2,258,784	1,010,273
Market Value	$169,589,842	$93,626,597	$23,943,470

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2018
The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs.  Such securities are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$722,336,655	$–	$–	$722,336,655
Financials	747,628,540	–	–	747,628,540
Health Care	42,289,681	–	–	42,289,681
Industrials	406,812,539	–	–	406,812,539
Information Technology	207,927,673	–	–	207,927,673
Total Common Stocks	$2,126,995,088	$–	$–	$2,126,995,088

REITS
Financials	$620,835,566	$–	$–	$620,835,566
Total REITS	$620,835,566	$–	$–	$620,835,566

Short-Term Investments
Money Market Funds	$117,477,570	$–	$–	$117,477,570
Total Short-Term Investments	$117,477,570	$–	$–	$117,477,570

Total Investments	$2,865,308,224	$–	$–	$2,865,308,224

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2018, the Fund recognized no transfers between levels.

Hennessy Cornerstone Mid Cap 30 Fund
Schedule of Investments
January 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.86%
Consumer Discretionary - 28.40%
Brunswick Corp.	33,320	$2,091,830	0.17%
Burlington Stores, Inc. (a)	20,510	2,496,272	0.21%
Dana, Inc.	960,900	31,700,091	2.64%
KB Home	1,057,500	33,332,400	2.77%
LGI Homes, Inc. (a)	476,700	32,263,056	2.68%
Live Nation Entertainment, Inc. (a)	60,330	2,718,470	0.23%
Mohawk Industries, Inc. (a)	14,140	3,974,188	0.33%
Norwegian Cruise Line Holdings Ltd. (a)(b)	58,640	3,561,794	0.30%
Ollie’s Bargain Outlet Holdings, Inc. (a)	31,390	1,743,714	0.14%
Penn National Gaming, Inc. (a)	1,113,300	35,525,403	2.95%
Pinnacle Entertainment, Inc. (a)	1,115,800	36,029,182	2.99%
PulteGroup, Inc.	969,600	30,862,368	2.57%
Scientific Games Corp. (a)	621,100	28,974,315	2.41%
Thor Industries, Inc.	257,840	35,236,414	2.93%
Ulta Beauty, Inc. (a)	7,990	1,774,579	0.15%
Visteon Corp. (a)	237,600	30,907,008	2.57%
Winnebago Industries, Inc.	624,400	28,378,980	2.36%
		341,570,064	28.40%
Consumer Staples - 2.41%
Pinnacle Foods, Inc.	65,180	4,037,249	0.34%
Sanderson Farms, Inc.	196,600	24,948,540	2.07%
		28,985,789	2.41%
Energy - 6.39%
CVR Energy, Inc.	957,800	34,279,662	2.85%
Diamondback Energy, Inc. (a)	23,210	2,912,855	0.24%
HollyFrontier Corp.	708,200	33,965,272	2.82%
Matador Resources Co. (a)	96,740	3,135,344	0.26%
Newfield Exploration Co. (a)	83,390	2,640,127	0.22%
		76,933,260	6.39%
Financials - 10.53%
American Equity Investment Life Holding Co.	1,051,600	34,702,800	2.89%
Bank of the Ozarks	66,440	3,318,678	0.28%
E*TRADE Financial Corp. (a)	68,610	3,615,747	0.30%
East West Bancorp, Inc.	48,830	3,218,385	0.27%
Encore Capital Group, Inc. (a)	621,800	25,773,610	2.14%
Evercore, Inc., Class A	58,650	5,897,257	0.49%
First Republic Bank	34,190	3,061,715	0.25%
Kemper Corp.	461,800	29,947,730	2.49%
Pinnacle Financial Partners, Inc.	40,050	2,535,165	0.21%
Raymond James Financial, Inc.	40,840	3,936,568	0.33%
Signature Bank (a)	15,770	2,428,580	0.20%
The Progressive Corp.	63,160	3,416,956	0.28%
Western Alliance Bancorp (a)	81,590	4,786,069	0.40%
		126,639,260	10.53%
Health Care - 1.82%
Amedisys, Inc. (a)	32,110	1,721,738	0.14%
Insulet Corp. (a)	29,010	2,220,135	0.19%
Ionis Pharmaceuticals, Inc. (a)	20,450	1,074,034	0.09%
K2M Group Holdings, Inc. (a)	82,310	1,734,272	0.15%
Natus Medical, Inc. (a)	73,980	2,297,079	0.19%
NuVasive, Inc. (a)	42,820	2,092,613	0.17%
Paratek Pharmaceuticals, Inc. (a)	67,990	1,036,848	0.09%
Perrigo Co. PLC (b)	20,380	1,846,836	0.15%
PRA Health Sciences, Inc. (a)	21,120	1,923,187	0.16%
Teleflex, Inc.	21,400	5,943,850	0.49%
		21,890,592	1.82%
Industrials - 31.67%
A.O. Smith Corp.	82,680	5,521,370	0.46%
Apogee Enterprises, Inc.	34,930	1,589,664	0.13%
Builders FirstSource, Inc. (a)	1,710,600	36,641,052	3.05%
Comfort Systems USA, Inc.	90,530	3,856,578	0.32%
Granite Construction, Inc.	13,470	898,314	0.07%
JetBlue Airways Corp. (a)	118,100	2,463,566	0.21%
Korn/Ferry International	723,500	32,239,160	2.68%
Lennox International, Inc.	13,280	2,893,845	0.24%
Mercury Systems, Inc. (a)	91,890	4,412,558	0.37%

Meritor, Inc. (a)	1,156,200	31,541,136	2.62%
On Assignment, Inc. (a)	554,640	42,468,785	3.53%
Oshkosh Corp.	50,910	4,618,555	0.38%
Quanta Services, Inc. (a)	91,160	3,508,749	0.29%
Rush Enterprises, Inc., Class A (a)	601,200	32,494,860	2.70%
SiteOne Landscape Supply, Inc. (a)	480,000	36,556,800	3.04%
Tetra Tech, Inc.	80,380	3,994,886	0.33%
The Brink’s Co.	381,265	31,797,501	2.64%
The Manitowoc Co., Inc. (a)	743,300	29,791,464	2.48%
The Middleby Corp. (a)	22,510	3,067,213	0.26%
TriNet Group, Inc. (a)	731,500	32,090,905	2.67%
XPO Logistics, Inc. (a)	407,500	38,484,300	3.20%
		380,931,261	31.67%
Information Technology - 4.55%
Cadence Design Systems, Inc. (a)	24,510	1,099,519	0.09%
CoStar Group, Inc. (a)	9,860	3,412,645	0.28%
Coupa Software, Inc. (a)	75,110	2,871,455	0.24%
Euronet Worldwide, Inc. (a)	25,640	2,406,827	0.20%
FleetCor Technologies, Inc. (a)	12,720	2,703,000	0.23%
Fortinet, Inc. (a)	71,580	3,295,543	0.27%
Gartner, Inc. (a)	13,650	1,893,801	0.16%
HubSpot, Inc. (a)	26,330	2,555,327	0.21%
Lam Research Corp.	15,070	2,886,206	0.24%
Lumentum Holdings, Inc. (a)	35,290	1,633,927	0.14%
Marvell Technology Group Ltd. (b)	159,200	3,714,136	0.31%
ON Semiconductor Corp. (a)	106,750	2,640,995	0.22%
OSI Systems, Inc. (a)	31,610	2,088,789	0.17%
Palo Alto Networks, Inc. (a)	14,800	2,336,476	0.19%
Paycom Software, Inc. (a)	31,260	2,864,666	0.24%
Proofpoint, Inc. (a)	19,550	1,994,491	0.17%
RingCentral, Inc., Class A (a)	92,430	5,018,949	0.42%
Skyworks Solutions, Inc.	26,800	2,605,228	0.22%
Total System Services, Inc.	50,650	4,500,759	0.37%
Tyler Technologies, Inc. (a)	10,720	2,160,187	0.18%
		54,682,926	4.55%
Materials - 9.34%
Alcoa Corp. (a)	653,100	33,974,262	2.82%
Axalta Coating Systems Ltd. (a)(b)	92,260	2,906,190	0.24%
Boise Cascade Co.	824,500	36,649,025	3.05%
Eagle Materials, Inc.	26,270	2,943,553	0.24%
Huntsman Corp.	949,900	32,838,043	2.73%
Vulcan Materials Co.	22,630	3,064,102	0.26%
		112,375,175	9.34%
Utilities - 2.75%
American Water Works Co., Inc.	36,170	3,008,259	0.25%
MDU Resources Group, Inc.	84,860	2,247,093	0.19%
NRG Energy, Inc.	1,069,600	27,820,296	2.31%
		33,075,648	2.75%
Total Common Stocks (Cost $1,022,665,078)		1,177,083,975	97.86%

REITS - 1.28%
Financials - 1.28%
Equinix, Inc.	8,750	3,982,913	0.33%
Hudson Pacific Properties, Inc.	67,470	2,157,016	0.18%
Monmouth Real Estate Investment Corp.	160,400	2,741,236	0.23%
National Storage Affiliates Trust	96,350	2,444,399	0.20%
Physicians Realty Trust	125,250	2,041,575	0.17%
Retail Opportunity Investments Corp.	113,840	2,091,241	0.17%
		15,458,380	1.28%
Total REITS (Cost $12,480,977)		15,458,380	1.28%

SHORT-TERM INVESTMENTS - 1.07%
Money Market Funds - 1.07%
Fidelity Government Portfolio, Institutional Class, 1.22% (c)	12,914,967	12,914,967	1.07%
Total Short-Term Investments (Cost $12,914,967)		12,914,967	1.07%

Total Investments (Cost $1,048,061,022) - 100.21% (d)		1,205,457,322	100.21%
Liabilities in Excess of Other Assets - (0.21)%		(2,578,735)	(0.21)%
TOTAL NET ASSETS - 100.00%		$1,202,878,587	100.00%

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the Fund’s seven-day yield as of January 31, 2018.
(d)
The Fund held a higher number of securities as of January 31, 2018, than is typical as a result of the reorganization of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund into the Fund effective as of December 1, 2017, and January 12, 2018, respectively.  Pursuant to the Fund’s Prospectus, the Fund may hold indefinitely the portfolio securities transferred to the Fund from another fund pursuant to an acquisition.  The Fund may sell such acquired portfolio securities, in the ordinary course of business, in order to rebalance its portfolio or adjust its portfolio in accordance with its investment strategies, as specified in the Prospectus, or to meet redemption requests.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2018
The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs.   Such securities are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$341,570,064	$–	$–	$341,570,064
Consumer Staples	28,985,789	–	–	28,985,789
Energy	76,933,260	–	–	76,933,260
Financials	126,639,260	–	–	126,639,260
Health Care	21,890,592	–	–	21,890,592
Industrials	380,931,261	–	–	380,931,261
Information Technology	54,682,926	–	–	54,682,926
Materials	112,375,175	–	–	112,375,175
Utilities	33,075,648	–	–	33,075,648
Total Common Stocks	$1,177,083,975	$–	$–	$1,177,083,975

REITS
Financials	$15,458,380	$–	$–	$15,458,380
Total REITS	$15,458,380	$–	$–	$15,458,380

Short-Term Investments
Money Market Funds	$12,914,967	$–	$–	$12,914,967
Total Short-Term Investments	$12,914,967	$–	$–	$12,914,967

Total Investments	$1,205,457,322	$–	$–	$1,205,457,322

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2018, the Fund recognized no transfers between levels.

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
January 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 95.87%
Consumer Discretionary - 27.89%
Amazon.com, Inc. (a)	1,260	$1,828,122	1.08%
AutoZone, Inc. (a)	2,700	2,066,688	1.22%
Best Buy Co., Inc.	46,100	3,368,066	1.99%
CBS Corp., Class B	31,800	1,831,998	1.08%
Comcast Corp., Class A	12,580	535,027	0.32%
Darden Restaurants, Inc.	27,500	2,635,875	1.56%
Dollar General Corp.	26,900	2,773,928	1.64%
Foot Locker, Inc.	29,000	1,425,350	0.84%
Harley-Davidson, Inc.	35,600	1,725,176	1.02%
L Brands, Inc.	34,500	1,728,105	1.02%
Lear Corp.	14,500	2,800,530	1.65%
Mohawk Industries, Inc. (a)	1,870	525,582	0.31%
Nordstrom, Inc.	45,400	2,238,674	1.32%
Omnicom Group, Inc.	23,800	1,824,270	1.08%
O’Reilly Automotive, Inc. (a)	2,200	582,318	0.34%
Starbucks Corp.	8,470	481,181	0.28%
Tapestry, Inc.	54,000	2,540,160	1.50%
Target Corp.	31,200	2,346,864	1.39%
The Gap, Inc.	86,700	2,881,908	1.70%
The Home Depot, Inc.	6,110	1,227,499	0.73%
The Interpublic Group of Companies, Inc.	87,700	1,919,753	1.13%
The Walt Disney Co.	18,500	2,010,395	1.19%
VF Corp.	41,200	3,342,968	1.98%
Yum! Brands, Inc.	30,400	2,571,536	1.52%
		47,211,973	27.89%
Consumer Staples - 2.73%
Church & Dwight Co., Inc.	8,656	422,846	0.25%
Constellation Brands, Inc., Class A	3,030	664,994	0.39%
Costco Wholesale Corp.	3,745	729,788	0.43%
Monster Beverage Corp. (a)	8,280	564,944	0.33%
Spectrum Brands Holdings, Inc.	3,110	368,411	0.22%
The Kroger Co.	61,600	1,870,176	1.11%
		4,621,159	2.73%
Energy - 1.82%
Anadarko Petroleum Corp.	6,620	397,531	0.24%
Cimarex Energy Co.	2,800	314,160	0.19%
Concho Resources, Inc. (a)	3,010	473,894	0.28%
Continental Resources, Inc. (a)	7,050	391,486	0.23%
EOG Resources, Inc.	4,430	509,450	0.30%
Newfield Exploration Co. (a)	11,280	357,125	0.21%
Schlumberger Ltd. (b)	8,613	633,745	0.37%
		3,077,391	1.82%
Financials - 7.52%
Ameriprise Financial, Inc.	16,600	2,800,420	1.65%
BlackRock, Inc.	2,520	1,415,736	0.84%
CME Group, Inc.	3,950	606,246	0.36%
Intercontinental Exchange, Inc.	10,870	802,641	0.47%
JPMorgan Chase & Co.	16,970	1,962,920	1.16%
Raymond James Financial, Inc.	8,510	820,279	0.49%
T. Rowe Price Group, Inc.	29,900	3,337,737	1.97%
The Goldman Sachs Group, Inc.	3,690	988,514	0.58%
		12,734,493	7.52%
Health Care - 15.29%
AbbVie, Inc.	33,400	3,748,148	2.21%
Alexion Pharmaceuticals, Inc. (a)	4,560	544,099	0.32%
AmerisourceBergen Corp.	22,200	2,212,674	1.31%
Biogen, Inc. (a)	7,500	2,608,575	1.54%
Boston Scientific Corp. (a)	16,670	466,093	0.28%
Cardinal Health, Inc.	26,000	1,866,540	1.10%
Celgene Corp. (a)	4,810	486,580	0.29%
Gilead Sciences, Inc.	30,300	2,539,140	1.50%
HCA Healthcare, Inc. (a)	24,400	2,468,304	1.46%
McKesson Corp.	14,300	2,414,984	1.43%
Regeneron Pharmaceuticals, Inc. (a)	1,710	626,971	0.37%
Shire PLC - ADR (b)	5,230	732,409	0.43%
The Cooper Companies, Inc.	3,130	765,817	0.45%

UnitedHealth Group, Inc.	4,860	1,150,751	0.68%
Varian Medical Systems, Inc. (a)	25,500	3,251,250	1.92%
		25,882,335	15.29%
Industrials - 19.56%
Alaska Air Group, Inc.	20,800	1,367,184	0.81%
American Airlines Group, Inc.	44,900	2,438,968	1.44%
Cintas Corp.	5,900	993,855	0.59%
Cummins, Inc.	13,900	2,613,200	1.54%
Deere & Co.	18,700	3,112,054	1.84%
Delta Air Lines, Inc.	53,200	3,020,164	1.78%
Fortive Corp.	11,530	876,511	0.52%
Ingersoll-Rand PLC (b)	4,150	392,715	0.23%
J.B. Hunt Transport Services, Inc.	20,600	2,489,098	1.47%
Lockheed Martin Corp.	7,900	2,803,315	1.66%
Northrop Grumman Corp.	2,080	708,302	0.42%
Raytheon Co.	5,100	1,065,594	0.63%
Southwest Airlines Co.	38,200	2,322,560	1.37%
Union Pacific Corp.	27,198	3,630,933	2.15%
United Continental Holdings, Inc. (a)	28,200	1,912,524	1.13%
United Parcel Service, Inc., Class B	19,000	2,419,080	1.43%
Waste Connections, Inc. (b)	13,020	935,096	0.55%
		33,101,153	19.56%
Information Technology - 16.87%
Adobe Systems, Inc. (a)	2,080	415,501	0.24%
Alphabet, Inc., Class A (a)	1,686	1,993,223	1.18%
Apple, Inc.	27,830	4,659,577	2.75%
Broadcom Ltd. (b)	1,740	431,572	0.25%
Facebook, Inc., Class A (a)	6,730	1,257,770	0.74%
FleetCor Technologies, Inc. (a)	3,800	807,500	0.48%
HP, Inc.	130,400	3,040,928	1.80%
Intel Corp.	22,250	1,071,115	0.63%
International Business Machines Corp.	11,500	1,882,550	1.11%
KLA-Tencor Corp.	23,300	2,558,340	1.51%
Mastercard, Inc., Class A	5,470	924,430	0.55%
Microsoft Corp.	24,740	2,350,547	1.39%
salesforce.com, Inc. (a)	5,290	602,584	0.36%
Skyworks Solutions, Inc.	22,100	2,148,341	1.27%
The Western Union Co.	101,500	2,110,185	1.25%
Total System Services, Inc.	10,400	924,144	0.55%
Visa, Inc., Class A	11,020	1,369,014	0.81%
		28,547,321	16.87%
Materials - 2.63%
Air Products and Chemicals, Inc.	14,600	2,458,202	1.45%
Axalta Coating Systems Ltd. (a)(b)	14,080	443,520	0.26%
The Sherwin-Williams Co.	2,030	846,733	0.50%
Vulcan Materials Co.	5,210	705,434	0.42%
		4,453,889	2.63%
Telecommunication Services - 1.34%
Verizon Communications, Inc.	41,800	2,260,126	1.34%

Utilities - 0.22%
American Water Works Co., Inc.	4,570	380,087	0.22%
Total Common Stocks (Cost $117,447,945)		162,269,927	95.87%

REITS - 0.64%
Financials - 0.64%
American Tower Corp.	7,360	1,087,072	0.64%
Total REITS (Cost $708,441)		1,087,072	0.64%

SHORT-TERM INVESTMENTS - 3.66%
Money Market Funds - 3.66%
Fidelity Government Portfolio, Institutional Class, 1.22% (c)	6,196,324	6,196,324	3.66%
Total Short-Term Investments (Cost $6,196,324)		6,196,324	3.66%

Total Investments (Cost $124,352,710) - 100.17% (d)		169,553,323	100.17%
Liabilities in Excess of Other Assets - (0.17)%		(289,501)	(0.17)%
TOTAL NET ASSETS - 100.00%		$169,263,822	100.00%

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the Fund’s seven-day yield as of January 31, 2018.
(d)
The Fund held a higher number of securities as of January 31, 2018, than is typical as a result of the reorganization of the Rainier Large Cap Equity Fund into the Fund effective as of December 1, 2017.  Pursuant to the Fund’s Prospectus, the Fund may hold indefinitely the portfolio securities transferred to the Fund from another fund pursuant to an acquisition.  The Fund may sell such acquired portfolio securities, in the ordinary course of business, in order to rebalance its portfolio or adjust its portfolio in accordance with its investment strategies, as specified in the Prospectus, or to meet redemption requests.  The Fund completed a rebalance after January 31, 2018, immediately after which it held 50 securities.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2018
The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs.   Such securities are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$47,211,973	$–	$–	$47,211,973
Consumer Staples	4,621,159	–	–	4,621,159
Energy	3,077,391	–	–	3,077,391
Financials	12,734,493	–	–	12,734,493
Health Care	25,882,335	–	–	25,882,335
Industrials	33,101,153	–	–	33,101,153
Information Technology	28,547,321	–	–	28,547,321
Materials	4,453,889	–	–	4,453,889
Telecommunication Services	2,260,126	–	–	2,260,126
Utilities	380,087	–	–	380,087
Total Common Stocks	$162,269,927	$–	$–	$162,269,927

REITS
Financials	$1,087,072	$–	$–	$1,087,072
Total REITS	$1,087,072	$–	$–	$1,087,072

Short-Term Investments
Money Market Funds	$6,196,324	$–	$–	$6,196,324
Total Short-Term Investments	$6,196,324	$–	$–	$6,196,324

Total Investments	$169,553,323	$–	$–	$169,553,323

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2018, the Fund recognized no transfers between levels.

Hennessy Cornerstone Value Fund
Schedule of Investments
January 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.59%
Consumer Discretionary - 12.19%
Ford Motor Co.	418,045	$4,585,954	1.49%
General Motors Co.	141,300	5,992,533	1.95%
Las Vegas Sands Corp.	99,900	7,744,248	2.52%
Target Corp.	78,400	5,897,248	1.92%
Thomson Reuters Corp. (b)	122,100	5,288,151	1.72%
VF Corp.	98,200	7,967,948	2.59%
		37,476,082	12.19%
Consumer Staples - 6.83%
Altria Group, Inc.	70,000	4,923,800	1.60%
General Mills, Inc.	84,900	4,965,801	1.61%
Philip Morris International, Inc.	48,400	5,189,932	1.69%
The Coca-Cola Co.	124,800	5,939,232	1.93%
		21,018,765	6.83%
Energy - 21.03%
BP PLC - ADR (b)	155,600	6,658,124	2.16%
Chevron Corp.	47,375	5,938,456	1.93%
Exxon Mobil Corp.	64,310	5,614,263	1.83%
Occidental Petroleum Corp.	80,360	6,024,589	1.96%
Phillips 66	66,800	6,840,320	2.22%
Royal Dutch Shell PLC - ADR (b)	100,800	7,080,192	2.30%
Statoil ASA - ADR (b)	299,400	7,017,936	2.28%
Suncor Energy, Inc. (b)	165,500	5,999,375	1.95%
Total S.A. - ADR (b)	103,700	6,020,822	1.96%
Valero Energy Corp.	78,115	7,496,697	2.44%
		64,690,774	21.03%
Financials - 13.55%
Bank of Montreal (b)	68,200	5,613,542	1.82%
Bank of Nova Scotia (b)	85,000	5,651,650	1.84%
Brighthouse Financial, Inc. (a)	9,027	580,075	0.19%
HSBC Holdings PLC - ADR (b)	128,200	6,911,262	2.25%
Manulife Financial Corp. (b)	286,400	6,080,272	1.98%
MetLife, Inc.	99,300	4,773,351	1.55%
Royal Bank of Canada (b)	70,700	6,056,869	1.97%
Toronto-Dominion Bank (b)	98,600	5,995,866	1.95%
		41,662,887	13.55%
Health Care - 9.43%
AbbVie, Inc.	84,000	9,426,480	3.07%
AstraZeneca PLC - ADR (b)	177,600	6,226,656	2.02%
GlaxoSmithKline PLC - ADR (b)	125,400	4,703,754	1.53%
Pfizer, Inc.	152,100	5,633,784	1.83%
Teva Pharmaceutical Industries Ltd. - ADR (b)	147,300	3,006,393	0.98%
		28,997,067	9.43%
Industrials - 13.21%
Caterpillar, Inc.	54,600	8,887,788	2.89%
Eaton Corp. PLC (b)	72,000	6,045,840	1.97%
Emerson Electric Co.	86,200	6,226,226	2.02%
General Electric Co.	172,634	2,791,492	0.91%
The Boeing Co.	29,400	10,418,478	3.39%
United Parcel Service, Inc., Class B	49,100	6,251,412	2.03%
		40,621,236	13.21%
Information Technology - 5.82%
Cisco Systems, Inc.	151,910	6,310,341	2.05%
HP, Inc.	295,300	6,886,396	2.24%
International Business Machines Corp.	28,700	4,698,190	1.53%
		17,894,927	5.82%
Materials - 6.50%
International Paper Co.	99,100	6,229,426	2.02%
LyondellBasell Industries NV (b)	56,400	6,758,976	2.20%
Rio Tinto PLC - ADR (b)	125,000	7,013,750	2.28%
		20,002,152	6.50%
Telecommunication Services - 10.03%
AT&T, Inc.	123,060	4,608,597	1.50%
BCE, Inc. (b)	117,400	5,488,450	1.78%
CenturyLink, Inc.	212,100	3,777,501	1.23%
China Mobile Ltd. - ADR (b)	92,800	4,886,848	1.59%
Verizon Communications, Inc.	103,000	5,569,210	1.81%
Vodafone Group PLC - ADR (b)	202,600	6,527,772	2.12%
		30,858,378	10.03%
Total Common Stocks (Cost $237,745,537)		303,222,268	98.59%

SHORT-TERM INVESTMENTS - 1.45%
Money Market Funds - 1.45%
Fidelity Government Portfolio, Institutional Class, 1.22% (c)	4,464,759	4,464,759	1.45%
Total Short-Term Investments (Cost $4,464,759)		4,464,759	1.45%

Total Investments (Cost $242,210,296) - 100.04%		307,687,027	100.04%
Liabilities in Excess of Other Assets - (0.04)%		(119,452)	(0.04)%
TOTAL NET ASSETS - 100.00%		$307,567,575	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the Fund’s seven-day yield as of January 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2018
The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs.   Such securities are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$37,476,082	$–	$–	$37,476,082
Consumer Staples	21,018,765	–	–	21,018,765
Energy	64,690,774	–	–	64,690,774
Financials	41,662,887	–	–	41,662,887
Health Care	28,997,067	–	–	28,997,067
Industrials	40,621,236	–	–	40,621,236
Information Technology	17,894,927	–	–	17,894,927
Materials	20,002,152	–	–	20,002,152
Telecommunication Services	30,858,378	–	–	30,858,378
Total Common Stocks	$303,222,268	$–	$–	$303,222,268

Short-Term Investments
Money Market Funds	$4,464,759	$–	$–	$4,464,759
Total Short-Term Investments	$4,464,759	$–	$–	$4,464,759

Total Investments	$307,687,027	$–	$–	$307,687,027

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2018, the Fund recognized no transfers between levels.

Hennessy Total Return Fund
Schedule of Investments
January 31, 2018 (Unaudited)
	Number of Shares/		% of
	Par Amount	Value	Net Assets
COMMON STOCKS - 69.92%
Consumer Staples - 13.19%
The Coca-Cola Co.	110,900	$5,277,731	6.77%
The Procter & Gamble Co.	57,900	4,999,086	6.42%
		10,276,817	13.19%
Energy - 14.33%
Chevron Corp.	44,900	5,628,215	7.22%
Exxon Mobil Corp.	63,400	5,534,820	7.11%
		11,163,035	14.33%
Health Care - 11.34%
Merck & Co., Inc.	56,100	3,323,925	4.27%
Pfizer, Inc.	148,700	5,507,848	7.07%
		8,831,773	11.34%
Industrials - 5.11%
General Electric Co.	246,400	3,984,288	5.11%

Information Technology - 18.57%
Cisco Systems, Inc.	151,000	6,272,540	8.05%
Intel Corp.	55,700	2,681,398	3.44%
International Business Machines Corp.	33,700	5,516,690	7.08%
		14,470,628	18.57%
Telecommunication Services - 7.38%
Verizon Communications, Inc.	106,400	5,753,048	7.38%
Total Common Stocks (Cost $48,730,547)		54,479,589	69.92%

SHORT-TERM INVESTMENTS - 71.80%
Money Market Funds - 2.63%
Fidelity Government Portfolio, Institutional Class, 1.22% (a)	2,051,812	2,051,812	2.63%

U.S. Treasury Bills (c) - 69.17%
1.295%, 02/15/2018 (b)	18,000,000	17,991,460	23.09%
1.380%, 03/22/2018 (b)	18,000,000	17,967,415	23.05%
1.440%, 04/19/2018 (b)	18,000,000	17,946,768	23.03%
		53,905,643	69.17%
Total Short-Term Investments (Cost $55,956,594)		55,957,455	71.80%

Total Investments (Cost $104,687,141) - 141.72%		110,437,044	141.72%
Liabilities in Excess of Other Assets - (41.72)%		(32,509,835)	(41.72)%
TOTAL NET ASSETS - 100.00%		$77,927,209	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the Fund’s seven-day yield as of January 31, 2018.
(b)	The rate listed is discount rate at issue.
(c)	Collateral or partial collateral for securities sold subject to repurchase.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2018
The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$10,276,817	$–	$–	$10,276,817
Energy	11,163,035	–	–	11,163,035
Health Care	8,831,773	–	–	8,831,773
Industrials	3,984,288	–	–	3,984,288
Information Technology	14,470,628	–	–	14,470,628
Telecommunication Services	5,753,048	–	–	5,753,048
Total Common Stocks	$54,479,589	$–	$–	$54,479,589

Short-Term Investments
Money Market Funds	$2,051,812	$–	$–	$2,051,812
U.S. Treasury Bills	–	53,905,643	–	53,905,643
Total Short-Term Investments	$2,051,812	$53,905,643	$–	$55,957,455

Total Investments	$56,531,401	$53,905,643	$–	$110,437,044

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2018, the Fund recognized no transfers between levels.

Schedule of Reverse Repurchase Agreements

Face Value	Counterparty	Rate	Principal Trade Date	Maturity Date	Maturity Amount
$10,794,000	Jefferies LLC	1.35%	11/17/2017	2/15/2018	$10,830,430
10,794,000	Jefferies LLC	1.50%	12/22/2017	3/22/2018	10,834,478
10,794,000	Jefferies LLC	1.65%	1/19/2018	4/19/2018	10,838,525
$32,382,000					$32,503,433

As of January 31, 2018, the fair value of securities held as collateral for reverse repurchase agreements was $35,937,096 as noted on the Schedule of Investments.

Reverse repurchase agreements are carried at face value; hence, they are not included in the fair valuation hierarchy. The face value of the reverse repurchase agreements at January 31, 2018, was $32,382,000. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.
The face value plus interest due at maturity is equal to $32,503,433.

Hennessy Equity and Income Fund
Schedule of Investments
January 31, 2018 (Unaudited)
	Number of		% of
	Shares / Par Amount	Value	Net Assets
COMMON STOCKS - 60.93%
Consumer Discretionary - 13.55%
CarMax, Inc. (a)	89,932	$6,418,447	2.42%
Carnival Corp. (b)	108,896	7,798,042	2.94%
Dollar Tree, Inc. (a)	74,427	8,559,105	3.23%
Lowe’s Companies, Inc.	41,778	4,375,410	1.65%
NIKE, Inc., Class B	72,226	4,927,258	1.86%
O’Reilly Automotive, Inc. (a)	14,561	3,854,151	1.45%
		35,932,413	13.55%
Consumer Staples - 3.19%
Altria Group, Inc.	78,172	5,498,619	2.08%
The Coca-Cola Co.	61,922	2,946,868	1.11%
		8,445,487	3.19%
Energy - 1.37%
Chevron Corp.	28,978	3,632,392	1.37%

Financials - 15.44%
Alleghany Corp. (a)	8,176	5,132,075	1.94%
Bank of America Corp.	92,399	2,956,768	1.12%
Berkshire Hathaway, Inc., Class B (a)	56,901	12,198,436	4.60%
BlackRock, Inc.	12,820	7,202,276	2.72%
The Progressive Corp.	134,337	7,267,632	2.74%
Wells Fargo & Co.	93,706	6,163,981	2.32%
		40,921,168	15.44%
Health Care - 4.77%
Alexion Pharmaceuticals, Inc. (a)	35,315	4,213,786	1.59%
Bristol-Myers Squibb Co.	54,878	3,435,363	1.30%
Eli Lilly & Co.	61,293	4,992,315	1.88%
		12,641,464	4.77%
Industrials - 10.18%
Deere & Co.	40,453	6,732,188	2.54%
FedEx Corp.	14,948	3,923,551	1.48%
General Dynamics Corp.	31,096	6,918,238	2.61%
Norfolk Southern Corp.	41,657	6,285,208	2.37%
Southwest Airlines Co.	51,521	3,132,477	1.18%
		26,991,662	10.18%
Information Technology - 9.80%
Alphabet, Inc., Class C (a)	5,442	6,366,814	2.40%
Apple, Inc.	47,312	7,921,448	2.99%
Cisco Systems, Inc.	107,057	4,447,148	1.68%
Visa, Inc., Class A	58,357	7,249,690	2.73%
		25,985,100	9.80%
Materials - 1.66%
NewMarket Corp.	11,078	4,404,502	1.66%

Telecommunication Services - 0.97%
Verizon Communications, Inc.	47,506	2,568,649	0.97%
Total Common Stocks (Cost $114,687,807)		161,522,837	60.93%

PREFERRED STOCKS - 1.78%
Consumer Staples - 0.08%
CHS, Inc., Series 4, 7.500%, Perpetual	7,380	202,655	0.08%

Financials - 1.58%
Aegon N.V., 6.375%, Perpetual (b)	4,050	103,518	0.04%
Axis Capital Holdings Ltd., Series E, 5.500%, Perpetual (b)	2,700	65,367	0.02%
Banc of California, Inc., Series E, 7.000%, Perpetual	4,065	105,405	0.04%
Bank of America Corp.
Series CC, 6.200%, Perpetual	2,440	64,148	0.02%
Series EE, 6.000%, Perpetual	3,710	95,903	0.04%
BB&T Corp.
5.625%, Perpetual	4,575	118,172	0.04%
Series F, 5.200%, Perpetual	4,800	117,504	0.04%
Capital One Financial Corp.
Series H, 6.000%, Perpetual	4,675	121,456	0.05%
Series F, 6.200%, Perpetual	4,610	120,275	0.05%

Citigroup, Inc.
Series C, 5.800%, Perpetual	3,935	98,572	0.04%
Series S, 6.300%, Perpetual	3,855	102,196	0.04%
Fannie Mae Preferred, Series S, 8.250%, Perpetual (a)	10,600	84,906	0.03%
Fifth Third Bancorp, Series I, 6.625% to 12/31/2023 then 3 Month LIBOR USD + 3.710%,	1,300	36,764	0.01%
Perpetual (f)
First Republic Bank
Series F, 5.700%, Perpetual	3,465	88,531	0.03%
Series G, 5.500%, Perpetual	3,610	91,694	0.03%
Huntington Bancshares, Inc., Series D, 6.250%, Perpetual	6,290	168,069	0.06%
IBERIABANK Corp., Series B, 6.625% to 08/01/2025 then 3 Month LIBOR USD + 4.262%,	1,920	51,552	0.02%
Perpetual (f)
ING Groep N.V., 6.125%, Perpetual (b)	2,055	52,238	0.02%
JPMorgan Chase & Co., Series BB, 6.150%, Perpetual	9,030	232,522	0.09%
Legg Mason, Inc.
5.450%, 09/15/2056	2,295	54,575	0.02%
6.375%, 03/15/2056	2,051	53,613	0.02%
Morgan Stanley, Series I, 6.375% to 10/15/2024 then 3 Month LIBOR USD + 3.708%,	7,585	205,326	0.08%
Perpetual (f)
National General Holdings Corp., Series C, 7.500%, Perpetual	2,795	66,605	0.03%
Northern Trust Corp., Series C, 5.850%, Perpetual	4,775	125,392	0.05%
Regions Financial Corp.
Series A, 6.375%, Perpetual	4,590	116,953	0.04%
Series B, 6.375% to 09/15/2024 then 3 Month LIBOR USD + 3.536%, Perpetual (f)	4,355	119,719	0.05%
State Street Corp.
Series D, 5.900% to 03/15/2024 then 3 Month LIBOR USD + 3.108%, Perpetual (f)	4,465	119,439	0.04%
Series E, 6.000%, Perpetual	4,585	118,339	0.04%
SunTrust Banks, Inc., Series E, 5.875%, Perpetual	4,500	113,985	0.04%
TCF Financial Corp., Series C, 5.700%, Perpetual	2,220	54,945	0.02%
The Allstate Corp., Series E, 6.625%, Perpetual	8,935	231,416	0.09%
The Charles Schwab Corp.
Series C, 6.000%, Perpetual	4,575	120,002	0.05%
Series D, 5.950%, Perpetual	4,625	121,684	0.05%
The Goldman Sachs Group, Inc.
Series K, 6.375% to 05/10/2024 then 3 Month LIBOR USD + 3.550%, Perpetual (f)	2,715	75,070	0.03%
Series N, 6.300%, Perpetual	2,755	72,842	0.03%
U.S. Bancorp, Series F, 6.500% to 01/15/2022 then 3 Month LIBOR USD + 4.447%,	3,240	89,813	0.03%
Perpetual (d)(f)
Validus Holdings Ltd., Series A, 5.875%, Perpetual (b)	5,700	144,609	0.05%
Webster Financial Corp., Series F, 5.250%, Perpetual (a)	1,075	26,037	0.01%
Wells Fargo & Co.
Series V, 6.000%, Perpetual	4,610	119,998	0.05%
Series X, 5.500%, Perpetual	5,045	124,864	0.05%
		4,194,018	1.58%
Telecommunication Services - 0.05%
AT&T, Inc., 5.350%, 11/01/2066	5,300	132,712	0.05%

Utilities - 0.07%
DTE Energy Co., Series F, 6.000%, 12/15/2076	2,605	68,147	0.03%
The Southern Co., 6.250%, 10/15/2075	4,025	104,730	0.04%
		172,877	0.07%
Total Preferred Stocks (Cost $4,866,385)		4,702,262	1.78%

REITS - 0.51%
Financials - 0.51%
Apollo Commercial Real Estate Finance, Inc.	9,050	164,438	0.06%
Chimera Investment Corp.	7,950	135,071	0.05%
Chimera Investment Corp.
Series A, 8.000%, Perpetual	4,925	124,110	0.05%
Series B, 8.000% to 03/30/2024 then 3 Month LIBOR USD + 5.791%, Perpetual (f)	2,665	67,878	0.02%
Granite Point Mortgage Trust, Inc.	1,435	24,739	0.01%
Invesco Mortgage Capital, Inc., Series C, 7.500% to 09/27/2027 then 3 Month LIBOR USD	5,150	125,660	0.05%
+ 5.289%, Perpetual (f)
Monmouth Real Estate Investment Corp., Series C, 6.125%, Perpetual	4,505	109,472	0.04%
Public Storage, Series B, 5.400%, Perpetual	3,275	81,122	0.03%
Starwood Property Trust, Inc.	6,775	138,142	0.05%
Two Harbors Investment Corp.	7,575	111,731	0.04%
Two Harbors Investment Corp., Series B, 7.625% to 07/27/2027 then 3 Month LIBOR USD	8,105	204,084	0.08%
+ 5.352%, Perpetual (f)
Vornado Realty Trust, Series M, 5.250%, Pepetual (a)	3,495	84,544	0.03%
		1,370,991	0.51%
Total REITS (Cost $1,401,949)		1,370,991	0.51%

CORPORATE BONDS - 24.16%
Consumer Staples - 1.08%
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/2019	150,000	157,663	0.06%
CVS Health Corp.
1.900%, 07/20/2018	1,300,000	1,299,495	0.49%
4.125%, 05/15/2021	1,000,000	1,033,816	0.39%
Wal-Mart Stores, Inc., 5.000%, 10/25/2040	300,000	370,605	0.14%
		2,861,579	1.08%
Energy - 2.19%
Boardwalk Pipelines LP, 4.450%, 07/15/2027	1,200,000	1,208,888	0.46%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	1,018,079	0.38%
Encana Corp., 3.900%, 11/15/2021 (b)	1,600,000	1,639,653	0.62%
Husky Energy, Inc., 4.000%, 04/15/2024 (b)	750,000	771,847	0.29%
National Oilwell Varco, Inc., 2.600%, 12/01/2022	1,200,000	1,160,017	0.44%
		5,798,484	2.19%
Financials - 12.49%
American International Group, Inc.
4.125%, 02/15/2024	1,000,000	1,039,952	0.39%
4.875%, 06/01/2022	1,000,000	1,070,316	0.41%
Associates Corporation of North America, 6.950%, 11/01/2018	300,000	310,417	0.12%
BB&T Corp., 2.300%, 10/15/2018	1,000,000	1,001,210	0.38%
Boston Properties, Inc., 5.875%, 10/15/2019	700,000	735,026	0.28%
Capital One Financial Corp., 4.750%, 07/15/2021	1,500,000	1,584,641	0.60%
Capital One NA, 2.250%, 09/13/2021	500,000	486,177	0.18%
Comerica, Inc., 2.125%, 05/23/2019	500,000	498,081	0.19%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/2023 (e)	1,220,000	1,308,585	0.49%
Discover Financial Services, 5.200%, 04/27/2022	900,000	957,523	0.36%
Fifth Third Bancorp, 2.375%, 04/25/2019	1,775,000	1,773,030	0.67%
First Niagara Financial Group, Inc., 6.750%, 03/19/2020	590,000	639,515	0.24%
Ford Motor Co., 7.450%, 07/16/2031	1,000,000	1,275,767	0.48%
General Electric Capital Corp., 6.000%, 08/07/2019	610,000	641,073	0.24%
JPMorgan Chase & Co., 2.700%, 05/18/2023	1,000,000	981,314	0.37%
KeyCorp
2.300%, 12/13/2018	2,600,000	2,603,110	0.98%
5.100%, 03/24/2021	950,000	1,016,667	0.38%
Lincoln National Corp., 6.250%, 02/15/2020	780,000	834,160	0.32%
MetLife, Inc., Series A, 6.817%, 08/15/2018	100,000	102,534	0.04%
Morgan Stanley, 5.500%, 07/28/2021	2,333,000	2,524,065	0.95%
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	700,000	721,000	0.27%
Raymond James Financial, Inc.
3.625%, 09/15/2026	1,500,000	1,490,928	0.56%
5.625%, 04/01/2024	700,000	787,336	0.30%
Royal Bank of Canada, 2.200%, 07/27/2018 (b)	750,000	750,949	0.28%
Synchrony Financial, 3.750%, 08/15/2021	1,200,000	1,226,596	0.46%
Synovus Financial Corp., 3.125%, 11/01/2022	1,300,000	1,276,015	0.48%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	1,100,000	1,159,928	0.44%
6.000%, 06/15/2020	1,500,000	1,610,568	0.61%
The Toronto-Dominion Bank, 2.125%, 07/02/2019 (b)	1,500,000	1,495,486	0.56%
Westpac Banking Corp., 4.875%, 11/19/2019 (b)	450,000	468,690	0.18%
Willis North America, Inc., 3.600%, 05/15/2024	750,000	752,575	0.28%
		33,123,234	12.49%
Health Care - 2.57%
Agilent Technologies, Inc., 5.000%, 07/15/2020	650,000	685,698	0.26%
Amgen, Inc.
3.450%, 10/01/2020	1,000,000	1,023,060	0.39%
3.625%, 05/22/2024	1,500,000	1,537,133	0.58%
Celgene Corp., 3.625%, 05/15/2024	1,600,000	1,618,921	0.61%
Express Scripts Holding Co., 3.500%, 06/15/2024	700,000	699,444	0.26%
Zoetis, Inc., 3.250%, 02/01/2023	1,250,000	1,256,325	0.47%
		6,820,581	2.57%
Information Technology - 1.22%
Alibaba Group Holding Ltd., 3.600%, 11/28/2024 (b)	1,000,000	1,012,917	0.38%
Apple, Inc., 4.500%, 02/23/2036	250,000	280,703	0.11%
Corning, Inc.
6.625%, 05/15/2019	695,000	729,997	0.27%
6.850%, 03/01/2029	275,000	336,384	0.13%
Juniper Networks, Inc., 4.600%, 03/15/2021	600,000	626,692	0.24%
Oracle Corp., 2.650%, 07/15/2026	250,000	237,985	0.09%
		3,224,678	1.22%

Materials - 2.17%
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022 (b)	1,000,000	1,043,750	0.40%
Goldcorp, Inc. (b)
2.125%, 03/15/2018	850,000	850,081	0.32%
3.625%, 06/09/2021	750,000	761,501	0.29%
Newmont Mining Corp., 3.500%, 03/15/2022	1,000,000	1,011,782	0.38%
Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025 (b)	1,000,000	1,031,806	0.39%
The Dow Chemical Co., 4.250%, 11/15/2020	1,000,000	1,040,605	0.39%
		5,739,525	2.17%
Retail Trade - 0.40%
Macy’s Retail Holdings, Inc.
4.375%, 09/01/2023	900,000	902,921	0.34%
4.500%, 12/15/2034	175,000	153,389	0.06%
		1,056,310	0.40%
Telecommunication Services - 2.04%
AT&T, Inc.
3.000%, 02/15/2022	1,000,000	997,066	0.37%
4.250%, 03/01/2027	980,000	997,671	0.38%
5.350%, 09/01/2040	200,000	211,701	0.08%
5.800%, 02/15/2019	800,000	828,271	0.31%
Deutsche Telekom AG, 6.000%, 07/08/2019 (b)	1,160,000	1,217,902	0.46%
Verizon Communications, Inc., 2.450%, 11/01/2022	1,200,000	1,166,273	0.44%
		5,418,884	2.04%
Total Corporate Bonds (Cost $63,430,250)		64,043,275	24.16%

MORTGAGE BACKED SECURITIES - 5.39%
Federal Home Loan Mortgage Corp.
1.500%, 10/15/2042	115,230	111,944	0.04%
2.000%, 10/27/2023 (g)	1,200,000	1,180,111	0.45%
2.000%, 10/15/2043	110,767	106,576	0.04%
2.500%, 08/15/2040	349,777	344,701	0.13%
2.750%, 01/15/2041	87,521	85,963	0.03%
3.000%, 09/15/2039	330,669	331,157	0.13%
3.000%, 05/01/2042	964,807	951,078	0.36%
3.000%, 09/01/2042	1,940,758	1,913,343	0.72%
3.000%, 05/15/2043	338,139	338,208	0.13%
5.000%, 05/01/2020	26,204	26,668	0.01%
5.500%, 04/01/2037	82,468	91,609	0.03%
Federal National Mortgage Association
1.250%, 06/25/2043	180,429	164,072	0.06%
1.500%, 08/10/2021	1,000,000	964,063	0.36%
1.500%, 03/30/2026 (g)	1,200,000	1,199,939	0.45%
1.500%, 04/18/2028 (g)	1,000,000	988,183	0.37%
2.000%, 11/25/2040	161,831	157,032	0.06%
2.000%, 11/25/2041	134,072	128,047	0.05%
2.250%, 03/25/2039	128,878	127,289	0.05%
3.000%, 10/01/2043	2,822,183	2,782,121	1.05%
3.500%, 01/01/2042	546,101	554,652	0.21%
4.000%, 10/01/2041	674,715	700,391	0.27%
4.000%, 12/01/2041	567,196	588,767	0.22%
4.500%, 08/01/2020	28,617	29,010	0.01%
6.000%, 10/01/2037	131,541	147,804	0.06%
Government National Mortgage Association, 1.750%, 02/16/2043	286,452	272,575	0.10%
Total Mortgage Backed Securities (Cost $14,498,211)		14,285,303	5.39%

U.S. TREASURY OBLIGATIONS - 4.18%
U.S. Treasury Bonds - 0.56%
U.S. Treasury Bonds, 3.625%, 02/15/2044	1,325,000	1,493,937	0.56%

U.S. Treasury Notes - 3.62%
U.S. Treasury Notes
1.500%, 08/31/2018	2,500,000	2,496,826	0.94%
1.875%, 01/31/2022	1,150,000	1,125,203	0.42%
2.250%, 07/31/2021	1,000,000	995,508	0.38%
2.250%, 02/15/2027	1,470,000	1,414,818	0.53%
2.625%, 11/15/2020	1,250,000	1,261,377	0.48%
3.625%, 08/15/2019	2,250,000	2,302,778	0.87%
		9,596,510	3.62%
Total U.S. Treasury Obligations (Cost $11,150,438)		11,090,447	4.18%

U.S. GOVERNMENT AGENCY ISSUES - 0.73%
Finance and Insurance - 0.73%
Federal Home Loan Banks
1.250%, 10/17/2031 (g)	1,250,000	1,195,911	0.45%
2.750%, 07/11/2031	800,000	745,009	0.28%
		1,940,920	0.73%
Total U.S. Government Agency Issues (Cost $2,006,844)		1,940,920	0.73%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 1.09%
Apollo Investment Corp.	24,425	140,444	0.05%
Ares Capital Corp.	9,500	151,525	0.06%
FS Investment Corp.	19,150	145,540	0.06%
Gladstone Capital Corp.	15,750	143,640	0.05%
Guggenheim Credit Allocation Fund	34,000	769,760	0.29%
Hercules Capital, Inc.	13,000	164,840	0.06%
Main Street Capital Corp.	3,975	150,891	0.06%
Monroe Capital Corp.	10,250	141,962	0.05%
New Mountain Finance Corp.	10,675	141,978	0.05%
SPDR Barclays Capital High Yield Bond	1,000	36,700	0.02%
SPDR Barclays Short Term High Yield	4,000	110,960	0.04%
TPG Specialty Lending, Inc.	7,525	144,555	0.06%
Triangle Capital Corp.	10,000	106,500	0.04%
Vanguard High-Yield Corporate Fund	89,820	530,837	0.20%
Total Investment Companies (Excluding Money Market Funds) (Cost $3,015,283)		2,880,132	1.09%

SHORT-TERM INVESTMENTS - 1.11%
Money Market Funds - 1.11%
Fidelity Government Portfolio, Institutional Class, 1.22% (c)	2,937,982	2,937,982	1.11%
Total Short-Term Investments (Cost $2,937,982)		2,937,982	1.11%

Total Investments (Cost $217,995,147) - 99.88%		264,774,149	99.88%
Other Assets in Excess of Liabilities - 0.12%		310,236	0.12%
TOTAL NET ASSETS - 100.00%		$265,084,385	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)		The rate listed is the Fund’s seven-day yield as of January 31, 2018.
(d)		Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the three-month period ended January 31, 2018, are as follows:
Issuer		U.S. Bancorp
Beginning Cost		$93,213
Purchase Cost		$-
Sales Cost		$-
Ending Cost		$93,213
Dividend Income		$1,316
Net Change in Unrealized Appreciation		$(3,434)
Realized Loss		$-
Shares		3,240
Market Value		$89,813
(e)		Rule 144A security. Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Rule 144A securities may be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2018, the market value of this security totaled $1,308,585, which
	represents 0.49% of net assets.
(f)		Variable rate security; rate disclosed is the current rate as of January 31, 2018.
(g)		Step-up bond; rate disclosed is the current rate as of January 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2018
The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs.   Such securities are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2018, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$35,932,413	$–	$–	$35,932,413
Consumer Staples	8,445,487	–	–	8,445,487
Energy	3,632,392	–	–	3,632,392
Financials	40,921,168	–	–	40,921,168
Health Care	12,641,464	–	–	12,641,464
Industrials	26,991,662	–	–	26,991,662
Information Technology	25,985,100	–	–	25,985,100
Materials	4,404,502	–	–	4,404,502
Telecommunication Services	2,568,649	–	–	2,568,649
Total Common Stocks	$161,522,837	$–	$–	$161,522,837

Preferred Stocks
Consumer Staples	$202,655	$–	$–	$202,655
Financials	4,194,018	–	–	4,194,018
Telecommunication Services	132,712	–	–	132,712
Utilities	172,877	–	–	172,877
Total Preferred Stocks	$4,702,262	$–	$–	$4,702,262

REITS
Financials	$1,370,991	$–	$–	$1,370,991
Total REITS	$1,370,991	$–	$–	$1,370,991

Corporate Bonds
Consumer Staples	$–	$2,861,579	$–	$2,861,579
Energy	–	5,798,484	–	5,798,484
Financials	–	33,123,234	–	33,123,234
Health Care	–	6,820,581	–	6,820,581
Information Technology	–	3,224,678	–	3,224,678
Materials	–	5,739,525	–	5,739,525
Retail Trade	–	1,056,310	–	1,056,310
Telecommunication Services	–	5,418,884	–	5,418,884
Total Corporate Bonds	$–	$64,043,275	$–	$64,043,275

Mortgage Backed Securities	$–	$14,285,303	$–	$14,285,303

U.S. Treasury Obligations
U.S. Treasury Bonds	$–	$1,493,937	$–	$1,493,937
U.S. Treasury Notes	–	9,596,510	–	9,596,510
Total U.S. Treasury Obligations	$–	$11,090,447	$–	$11,090,447

U.S. Government Agency Issues	$–	$1,940,920	$–	$1,940,920

Investment Companies (Excluding Money Market Funds)	$2,880,132	$–	$–	$2,880,132

Short-Term Investments
Money Market Funds	$2,937,982	$–	$–	$2,937,982
Total Short-Term Investments	$2,937,982	$–	$–	$2,937,982

Total Investments	$173,414,204	$91,359,945	$–	$264,774,149

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2018, the Fund recognized no transfers between levels.

Hennessy Balanced Fund
Schedule of Investments
January 31, 2018 (Unaudited)
			% of Net Assets
	Number of Shares/Par Amount	Value
COMMON STOCKS - 51.50%
Consumer Staples - 7.85%
The Coca-Cola Co.	12,440	$592,020	4.76%
The Procter & Gamble Co.	4,450	384,213	3.09%
		976,233	7.85%
Energy - 10.04%
Chevron Corp.	4,920	616,722	4.95%
Exxon Mobil Corp.	7,250	632,925	5.09%
		1,249,647	10.04%
Health Care - 4.99%
Merck & Co., Inc.	450	26,663	0.22%
Pfizer, Inc.	16,028	593,677	4.77%
		620,340	4.99%
Industrials - 9.43%
Caterpillar, Inc.	1,968	320,351	2.57%
General Electric Co.	22,438	362,822	2.92%
The Boeing Co.	1,384	490,448	3.94%
		1,173,621	9.43%
Information Technology - 13.97%
Cisco Systems, Inc.	17,542	728,695	5.86%
Intel Corp.	8,400	404,376	3.25%
International Business Machines Corp.	3,698	605,362	4.86%
		1,738,433	13.97%
Telecommunication Services - 5.22%
Verizon Communications, Inc.	12,012	649,489	5.22%
Total Common Stocks (Cost $5,260,101)		6,407,763	51.50%

SHORT-TERM INVESTMENTS - 49.51%
Money Market Funds - 1.58%
Fidelity Government Portfolio, Institutional Class, 1.22% (a)	197,160	197,160	1.58%

U.S. Treasury Bills - 47.93%
1.270%, 02/01/2018 (b)	2,000,000	2,000,000	16.07%
1.630%, 05/24/2018 (b)	1,000,000	995,408	8.00%
1.480%, 06/21/2018 (b)	1,000,000	994,128	7.99%
1.600%, 07/19/2018 (b)	500,000	496,281	3.99%
1.485%, 11/08/2018 (b)	500,000	493,450	3.96%
1.650%, 12/06/2018 (b)	1,000,000	985,398	7.92%
		5,964,665	47.93%
Total Short-Term Investments (Cost $6,165,465)		6,161,825	49.51%

Total Investments (Cost $11,425,566) - 101.01%		12,569,588	101.01%
Liabilities in Excess of Other Assets - (1.01)%		(125,987)	(1.01)%
TOTAL NET ASSETS - 100.00%		$12,443,601	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the Fund’s seven-day yield as of January 31, 2018.
(b)	The rate listed is discount rate at issue.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2018
The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$976,233	$–	$–	$976,233
Energy	1,249,647	–	–	1,249,647
Health Care	620,340	–	–	620,340
Industrials	1,173,621	–	–	1,173,621
Information Technology	1,738,433	–	–	1,738,433
Telecommunication Services	649,489	–	–	649,489
Total Common Stocks	$6,407,763	$–	$–	$6,407,763

Short-Term Investments
Money Market Funds	$197,160	$–	$–	$197,160
U.S. Treasury Bills	–	5,964,665	–	5,964,665
Total Short-Term Investments	$197,160	$5,964,665	$–	$6,161,825

Total Investments	$6,604,923	$5,964,665	$–	$12,569,588

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2018, the Fund recognized no transfers between levels.

Hennessy Gas Utility Fund
Schedule of Investments
January 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.83%
Energy - 21.82%
Cheniere Energy, Inc. (a)	1,031,917	$58,365,226	4.88%
Enbridge, Inc. (b)	1,585,765	58,086,572	4.85%
EQT Corp.	313,982	17,046,083	1.43%
Kinder Morgan, Inc.	3,224,101	57,969,336	4.84%
Tellurian, Inc. (a)	840,690	9,541,831	0.80%
TransCanada Corp. (b)	1,304,853	60,075,432	5.02%
		261,084,480	21.82%
Financials - 0.73%
Berkshire Hathaway, Inc., Class A (a)	27	8,731,126	0.73%

Utilities - 76.28%
Algonquin Power & Utilities Corp. (b)	433,664	4,705,254	0.39%
ALLETE, Inc.	2,175	157,557	0.01%
Alliant Energy Corp.	50,008	1,987,818	0.17%
Ameren Corp.	154,240	8,734,611	0.73%
Atmos Energy Corp.	713,086	59,114,829	4.94%
Avangrid, Inc.	79,200	3,858,624	0.32%
Avista Corp.	85,572	4,309,406	0.36%
Black Hills Corp.	197,747	10,984,846	0.92%
Centerpoint Energy, Inc.	864,028	24,348,309	2.03%
Chesapeake Utilities Corp.	86,158	6,332,613	0.53%
CMS Energy Corp.	603,498	27,006,535	2.26%
Consolidated Edison, Inc.	384,936	30,933,457	2.58%
Corning Natural Gas Holding Corp.	17,949	325,782	0.03%
Dominion Resources, Inc.	784,796	59,989,806	5.01%
DTE Energy Co.	285,604	30,171,207	2.52%
Duke Energy Corp.	405,787	31,854,280	2.66%
Entergy Corp.	11,560	909,656	0.08%
Eversource Energy	238,075	15,020,152	1.25%
Exelon Corp.	356,631	13,733,860	1.15%
Fortis, Inc. (b)	488,776	17,273,344	1.44%
MDU Resources Group, Inc.	602,407	15,951,737	1.33%
MGE Energy, Inc.	46,229	2,764,494	0.23%
National Fuel Gas Co.	400,924	22,351,513	1.87%
National Grid PLC - ADR (b)	1,036,345	59,776,363	4.99%
New Jersey Resources Corp.	427,634	16,592,199	1.39%
NiSource, Inc.	1,431,781	35,336,355	2.95%
Northwest Natural Gas Co.	205,303	11,774,127	0.98%
NorthWestern Corp.	70,398	3,825,427	0.32%
ONE Gas, Inc.	379,675	26,892,380	2.25%
PG&E Corp.	902,849	38,307,883	3.20%
PPL Corp.	451,419	14,386,724	1.20%
Public Service Enterprise Group, Inc.	592,490	30,732,456	2.57%
RGC Resources, Inc.	56,849	1,387,116	0.12%
SCANA Corp.	158,466	6,440,058	0.54%
Sempra Energy	562,340	60,181,627	5.03%
South Jersey Industries, Inc.	400,671	11,795,754	0.99%
Southwest Gas Holdings, Inc.	307,317	22,612,385	1.89%
Spire, Inc.	298,491	19,849,652	1.66%
The Southern Co.	870,200	39,254,722	3.28%
UGI Corp.	320,752	14,680,819	1.23%
Unitil Corp.	59,198	2,617,144	0.22%
Vectren Corp.	319,628	19,379,046	1.62%
WEC Energy Group, Inc.	642,740	41,328,182	3.45%
WGL Holdings, Inc.	282,842	23,820,953	1.99%
Xcel Energy, Inc.	418,399	19,095,730	1.60%
		912,886,792	76.28%
Total Common Stocks (Cost $738,213,000)		1,182,702,398	98.83%

PARTNERSHIPS - 1.11%
Energy - 1.11%
Plains GP Holdings L.P., Class A	624,255	13,284,146	1.11%
Total Partnerships (Cost $17,494,967)		13,284,146	1.11%

SHORT-TERM INVESTMENTS - 0.29%
Money Market Funds - 0.29%
Fidelity Government Portfolio, Institutional Class, 1.22% (c)	3,510,722	3,510,722	0.29%
Total Short-Term Investments (Cost $3,510,722)		3,510,722	0.29%

Total Investments (Cost $759,218,689) - 100.23%		1,199,497,266	100.23%
Liabilities in Excess of Other Assets - (0.23)%		(2,779,674)	(0.23)%
TOTAL NET ASSETS - 100.00%		$1,196,717,592	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the Fund’s seven-day yield as of January 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2018
The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs.   Such securities are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$261,084,480	$–	$–	$261,084,480
Financials	8,731,126	–	–	8,731,126
Utilities	912,561,010	325,782	–	912,886,792
Total Common Stocks	$1,182,376,616	$325,782	$–	$1,182,702,398

Partnerships
Energy	$13,284,146	$–	$–	$13,284,146
Total Partnerships	$13,284,146	$–	$–	$13,284,146

Short-Term Investments
Money Market Funds	$3,510,722	$–	$–	$3,510,722
Total Short-Term Investments	$3,510,722	$–	$–	$3,510,722

Total Investments	$1,199,171,484	$325,782	$–	$1,199,497,266

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2018, the Fund recognized transfers between
Levels 1 and 2.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

	Common Stock
Transfers into Level 1	$–
Transfers out of Level 1	(325,782)
Net Transfers into/(out of) Level 1	$(325,782)

Transfers into Level 2	$325,782
Transfers out of Level 2	–
Net transfers into/(out of) Level 2	$325,782

The Fund transferred $325,782 from Level 1 to Level 2 at January 31, 2018. The security was transferred due to lack of an active market on January 31, 2018, but actively traded on October 31, 2017.

Hennessy Small Cap Financial Fund
Schedule of Investments
January 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 94.68%
Financials - 93.75%
Banc of California, Inc.	470,000	$9,259,000	4.51%
BankUnited, Inc.	185,000	7,592,400	3.70%
Banner Corp.	97,500	5,298,150	2.58%
Beneficial Bancorp, Inc.	190,000	3,087,500	1.51%
BofI Holding, Inc. (a)	120,000	4,316,400	2.10%
Brookline Bancorp, Inc.	600,000	9,600,000	4.68%
Capstar Financial Holdings, Inc. (a)	255,000	4,987,800	2.43%
Clifton Bancorp, Inc.	145,000	2,367,850	1.15%
ConnectOne Bancorp, Inc.	275,000	8,016,250	3.91%
Dime Community Bancshares, Inc.	270,000	5,130,000	2.50%
Eagle Bancorp, Inc. (a)	110,000	6,930,000	3.38%
FCB Financial Holdings, Inc., Class A (a)	150,000	8,220,000	4.01%
First BanCorp. (a)(b)	440,000	2,640,000	1.29%
First Connecticut Bancorp, Inc.	170,000	4,275,500	2.09%
Flushing Financial Corp.	205,000	5,772,800	2.82%
Green Bancorp, Inc. (a)	260,000	6,201,000	3.02%
Guaranty Bancshares, Inc.	50,000	1,583,000	0.77%
Hingham Institution for Savings	48,000	10,402,560	5.07%
Hope Bancorp, Inc.	150,000	2,856,000	1.39%
IBERIABANK Corp.	85,000	7,182,500	3.50%
Independent Bank Corp.	60,000	4,281,000	2.09%
Kearny Financial Corp. of Maryland	285,000	3,933,000	1.92%
Meridian Bancorp, Inc.	385,000	7,873,250	3.84%
Meta Financial Group, Inc.	26,000	3,042,000	1.48%
Midland States Bancorp, Inc.	135,000	4,332,150	2.11%
OceanFirst Financial Corp.	300,000	7,935,000	3.87%
Opus Bank (a)	340,000	9,214,000	4.49%
PacWest Bancorp	92,500	4,849,775	2.37%
Provident Financial Services, Inc.	120,000	3,157,200	1.54%
Sterling Bancorp	200,000	4,950,000	2.41%
Sterling Bancorp, Inc. of Michigan (a)	40,000	507,600	0.25%
Union Bankshares Corp.	145,000	5,473,750	2.67%
United Financial Bancorp, Inc.	225,000	3,771,000	1.84%
Washington Federal, Inc.	205,000	7,359,500	3.59%
Western Alliance Bancorp (a)	25,000	1,466,500	0.72%
Wintrust Financial Corp.	50,000	4,295,000	2.09%
WSFS Financial Corp.	2,500	127,750	0.06%
		192,287,185	93.75%
Information Technology - 0.93%
Q2 Holdings, Inc. (a)	45,000	1,905,750	0.93%
Total Common Stocks (Cost $153,348,216)		194,192,935	94.68%

SHORT-TERM INVESTMENTS - 4.15%
Money Market Funds - 4.15%
Fidelity Government Portfolio, Institutional Class, 1.22% (c)	8,517,105	8,517,105	4.15%
Total Short-Term Investments (Cost $8,517,105)		8,517,105	4.15%

Total Investments (Cost $161,865,321) - 98.83%		202,710,040	98.83%
Other Assets in Excess of Liabilities - 1.17%		2,393,423	1.17%
TOTAL NET ASSETS - 100.00%		$205,103,463	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the Fund’s seven-day yield as of January 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2018
The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs.   Such securities are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$192,287,185	$–	$–	$192,287,185
Information Technology	1,905,750	–	–	1,905,750
Total Common Stocks	$194,192,935	$–	$–	$194,192,935

Short-Term Investments
Money Market Funds	$8,517,105	$–	$–	$8,517,105
Total Short-Term Investments	$8,517,105	$–	$–	$8,517,105

Total Investments	$202,710,040	$–	$–	$202,710,040

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2018, the Fund recognized no transfers between levels.

Hennessy Large Cap Financial Fund
Schedule of Investments
January 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.87%
Financials - 72.68%
American Express Co.	17,200	$1,709,680	4.51%
Bank of America Corp.	63,000	2,016,000	5.31%
Berkshire Hathaway, Inc., Class B (a)	9,000	1,929,420	5.09%
Capital One Financial Corp.	8,000	831,680	2.19%
Citigroup, Inc.	22,500	1,765,800	4.66%
Citizens Financial Group, Inc.	21,000	963,900	2.54%
East West Bancorp, Inc.	8,000	527,280	1.39%
Fifth Third Bancorp	35,000	1,158,500	3.05%
First Republic Bank	8,000	716,400	1.89%
JPMorgan Chase & Co.	16,000	1,850,720	4.88%
Moody’s Corp.	11,000	1,779,690	4.69%
Morgan Stanley	32,500	1,837,875	4.85%
Signature Bank (a)	4,500	693,000	1.83%
SunTrust Banks, Inc.	26,000	1,838,200	4.85%
The Charles Schwab Corp.	35,000	1,866,900	4.92%
The Goldman Sachs Group, Inc.	6,000	1,607,340	4.24%
The PNC Financial Services Group, Inc.	10,000	1,580,200	4.17%
U.S. Bancorp (c)	16,000	914,240	2.41%
Wells Fargo & Co.	12,000	789,360	2.08%
Zions Bancorporation	22,000	1,188,660	3.13%
		27,564,845	72.68%
Information Technology - 24.19%
Global Payments, Inc.	15,000	1,676,700	4.42%
MasterCard, Inc., Class A	12,000	2,028,000	5.35%
PayPal Holdings, Inc. (a)	23,000	1,962,360	5.17%
Square, Inc., Class A (a)	10,000	469,100	1.24%
Total System Services, Inc.	12,500	1,110,750	2.93%
Visa, Inc., Class A	15,500	1,925,565	5.08%
		9,172,475	24.19%
Total Common Stocks (Cost $25,713,125)		36,737,320	96.87%

SHORT-TERM INVESTMENTS - 2.56%
Money Market Funds - 2.56%
Fidelity Government Portfolio, Institutional Class, 1.22% (b)	969,933	969,933	2.56%
Total Short-Term Investments (Cost $969,933)		969,933	2.56%

Total Investments (Cost $26,683,058) - 99.43%		37,707,253	99.43%
Other Assets in Excess of Liabilities - 0.57%		215,837	0.57%
TOTAL NET ASSETS - 100.00%		$37,923,090	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate listed is the Fund’s seven-day yield as of January 31, 2018.
(c)	Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the three-month period ended January 31, 2018, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	$838,120
Purchase Cost	$-
Sales Cost	$(40,430)
Ending Cost	$797,690
Dividend Income	$4,800
Net Change in Unrealized Appreciation	$30,210
Realized Gain	$12,279
Shares	16,000
Market Value	$914,240

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2018
The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs.   Such securities are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2018, are as follows:

		Level 1	Level 2	Level 3	Total
	Common Stocks
	Financials	$27,564,845	$–	$–	$27,564,845
	Information Technology	9,172,475	–	–	9,172,475
	Total Common Stocks	$36,737,320	$–	$–	$36,737,320

	Short-Term Investments
	Money Market Funds	$969,933	$–	$–	$969,933
	Total Short-Term Investments	$969,933	$–	$–	$969,933

	Total Investments	$37,707,253	$–	$–	$37,707,253

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2018, the Fund recognized no transfers between levels.

Hennessy Technology Fund
Schedule of Investments
January 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.56%
Consumer Discretionary - 5.09%
Amazon.com, Inc. (a)	59	$85,603	1.93%
FTD Companies, Inc. (a)	9,507	55,711	1.25%
Wayfair, Inc., Class A (a)	924	85,017	1.91%
		226,331	5.09%
Industrials - 1.60%
Sykes Enterprises, Inc. (a)	2,298	71,284	1.60%

Information Technology - 91.87%
Accenture PLC, Class A (b)	462	74,243	1.67%
Amkor Technology, Inc. (a)	6,779	68,197	1.53%
Apple, Inc.	416	69,651	1.57%
Applied Materials, Inc.	1,318	70,684	1.59%
Automatic Data Processing, Inc.	605	74,796	1.68%
Booz Allen Hamilton Holding Corp.	1,871	73,306	1.65%
Cardtronics PLC, Class A (a)(b)	3,539	86,564	1.95%
CDK Global, Inc.	1,008	71,860	1.61%
CDW Corp. of Delaware	993	74,266	1.67%
Celestica, Inc. (a)(b)	6,753	68,205	1.53%
ChipMOS TECHNOLOGIES, Inc. - ADR (b)	3,944	71,544	1.61%
Cloudera, Inc. (a)	4,095	76,658	1.72%
CommerceHub, Inc., Series A (a)	3,328	67,292	1.51%
Convergys Corp.	3,097	72,067	1.62%
Criteo SA - ADR (a)(b)	2,776	66,097	1.49%
CSRA, Inc.	2,329	77,509	1.74%
eBay, Inc. (a)	1,819	73,815	1.66%
EVERTEC, Inc. (b)	5,206	81,474	1.83%
F5 Networks, Inc. (a)	523	75,594	1.70%
First Data Corp., Class A (a)	4,289	75,915	1.71%
Fiserv, Inc. (a)	541	76,194	1.71%
Fortinet, Inc. (a)	1,594	73,388	1.65%
Hewlett Packard Enterprise Co.	4,875	79,950	1.80%
Hortonworks, Inc. (a)	3,376	67,351	1.51%
Instructure, Inc. (a)	2,186	78,477	1.76%
InterDigital, Inc.	900	70,245	1.58%
International Business Machines Corp.	448	73,338	1.65%
Intuit, Inc.	445	74,716	1.68%
Jabil Circuit, Inc.	2,651	67,415	1.51%
KLA-Tencor Corp.	667	73,237	1.65%
LG Display Co., Ltd. - ADR (a)(b)	5,038	75,117	1.69%
MasterCard, Inc., Class A	460	77,740	1.75%
Match Group, Inc. (a)	2,216	77,427	1.74%
MercadoLibre, Inc.	220	85,162	1.91%
Mimecast Ltd. (a)(b)	2,465	75,799	1.70%
NIC, Inc.	4,248	70,517	1.58%
NVIDIA Corp.	334	82,097	1.84%
Okta, Inc. (a)	2,708	79,751	1.79%
Palo Alto Networks, Inc. (a)	477	75,304	1.69%
Paychex, Inc.	1,044	71,253	1.60%
Paycom Software, Inc. (a)	873	80,002	1.80%
Paylocity Holding Corp. (a)	1,493	78,069	1.75%
Pegasystems, Inc.	1,480	75,258	1.69%
Proofpoint, Inc. (a)	758	77,331	1.74%
Red Hat, Inc. (a)	580	76,200	1.71%
Sanmina Corp. (a)	2,134	55,804	1.25%
Science Applications International Corp.	920	70,518	1.58%
Seagate Technology PLC (b)	1,678	92,626	2.08%
ServiceNow, Inc. (a)	533	79,348	1.78%
The Ultimate Software Group, Inc. (a)	320	74,525	1.67%

Tower Semiconductor Ltd. (a)(b)	2,022	70,244	1.58%
TTM Technologies , Inc. (a)	4,462	73,578	1.65%
Ubiquiti Networks, Inc. (a)	964	77,766	1.75%
Vishay Intertechnology, Inc.	3,306	72,567	1.63%
Yirendai Ltd. - ADR (b)	1,523	61,560	1.38%
		4,089,611	91.87%
Total Common Stocks (Cost $3,831,418)		4,387,226	98.56%

SHORT-TERM INVESTMENTS - 1.89%
Money Market Funds - 1.89%
Fidelity Government Portfolio, Institutional Class, 1.22% (c)	84,174	84,174	1.89%
Total Short-Term Investments (Cost $84,174)		84,174	1.89%

Total Investments (Cost $3,915,592) - 100.45%		4,471,400	100.45%
Liabilities in Excess of Other Assets - (0.45)%		(19,999)	(0.45)%
TOTAL NET ASSETS - 100.00%		$4,451,401	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the Fund’s seven-day yield as of January 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2018
The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs.   Such securities are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2018, are as follows:

		Level 1	Level 2	Level 3	Total
	Common Stocks
	Consumer Discretionary	$226,331	$–	$–	$226,331
	Industrials	71,284	–	–	71,284
	Information Technology	4,089,611	–	–	4,089,611
	Total Common Stocks	$4,387,226	$–	$–	$4,387,226

	Short-Term Investments
	Money Market Funds	$84,174	$–	$–	$84,174
	Total Short-Term Investments	$84,174	$–	$–	$84,174

	Total Investments	$4,471,400	$–	$–	$4,471,400

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2018, the Fund recognized no transfers between levels.

Hennessy Japan Fund
Schedule of Investments
January 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 94.88%
Consumer Discretionary - 20.93%
Asics Corp.	920,500	$15,197,959	3.93%
Fast Retailing Co., Ltd.	39,500	17,679,544	4.57%
Isuzu Motors, Ltd.	438,900	7,432,343	1.92%
Ryohin Keikaku Co., Ltd.	29,600	9,899,657	2.56%
Shimano, Inc.	132,100	18,935,001	4.90%
Toyota Motor Corp.	171,200	11,795,233	3.05%
		80,939,737	20.93%
Consumer Staples - 15.41%
Japan Tobacco, Inc.	611,400	20,261,676	5.24%
Kao Corp.	245,900	17,087,269	4.42%
Pigeon Corp.	75,400	2,948,198	0.76%
Unicharm Corp.	720,900	19,309,718	4.99%
		59,606,861	15.41%
Financials - 8.78%
Mitsubishi UFJ Financial Group, Inc.	2,167,500	16,389,276	4.24%
Sumitomo Mitsui Financial Group, Inc.	389,900	17,559,519	4.54%
		33,948,795	8.78%
Health Care - 9.53%
Rohto Pharmaceutical Co., Ltd.	641,200	17,233,726	4.46%
Terumo Corp.	400,800	19,617,025	5.07%
		36,850,751	9.53%
Industrials - 28.63%
Daikin Industries	158,200	19,088,535	4.93%
Kubota Corp.	822,200	16,803,735	4.34%
Misumi Group, Inc.	614,100	18,592,721	4.81%
Mitsubishi Corp.	659,300	18,477,125	4.78%
Nidec Corp.	115,300	18,556,821	4.80%
Recruit Holdings Co., Ltd.	786,400	19,204,559	4.97%
		110,723,496	28.63%
Information Technology - 4.38%
Keyence Corp.	27,700	16,927,676	4.38%

Materials - 2.09%
Fuji Seal International, Inc.	232,200	8,077,660	2.09%

Telecommunication Services - 5.13%
Softbank Group Co.	238,800	19,841,395	5.13%
Total Common Stocks (Cost $262,260,745)		366,916,371	94.88%

SHORT-TERM INVESTMENTS - 5.34%
Money Market Funds - 5.34%
Fidelity Government Portfolio, Institutional Class, 1.22% (a)	19,397,000	19,397,000	5.02%
The Government & Agency Portfolio, Institutional Class, 1.24% (a)	1,242,031	1,242,031	0.32%
		20,639,031	5.34%
Total Short-Term Investments (Cost $20,639,031)		20,639,031	5.34%

Total Investments (Cost $282,899,776) - 100.22%		387,555,402	100.22%
Liabilities in Excess of Other Assets - (0.22)%		(845,302)	(0.22)%
TOTAL NET ASSETS - 100.00%		$386,710,100	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the Fund’s seven-day yield as of January 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2018
The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs.   Such securities are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$–	$80,939,737	$–	$80,939,737
Consumer Staples	–	59,606,861	–	59,606,861
Financials	–	33,948,795	–	33,948,795
Health Care	–	36,850,751	–	36,850,751
Industrials	–	110,723,496	–	110,723,496
Information Technology	–	16,927,676	–	16,927,676
Materials	–	8,077,660	–	8,077,660
Telecommunication Services	–	19,841,395	–	19,841,395
Total Common Stocks	$–	$366,916,371	$–	$366,916,371

Short-Term Investments
Money Market Funds	$20,639,031	$–	$–	$20,639,031
Total Short-Term Investments	$20,639,031	$–	$–	$20,639,031

Total Investments	$20,639,031	$366,916,371	$–	$387,555,402

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2018, the Fund recognized no transfers between levels.

Transfers between Level 1 and Level 2 relate to the use of fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

Hennessy Japan Small Cap Fund
Schedule of Investments
January 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 89.31%
Consumer Discretionary - 21.56%
Bic Camera, Inc.	237,400	$3,662,794	1.68%
DCM Holdings Co., Ltd.	431,200	4,273,131	1.96%
Doshisha Co., Ltd.	59,500	1,398,521	0.64%
Foster Electric Co., Ltd.	155,900	4,617,393	2.12%
Hiramatsu, Inc.	505,100	2,692,648	1.23%
Honeys Co., Ltd.	123,100	1,277,291	0.59%
Komeda Holdings Co., Ltd.	167,500	3,218,515	1.48%
Macromill, Inc.	171,100	4,358,321	2.00%
Nippon Seiki Co., Ltd.	84,400	1,748,969	0.80%
Pacific Industrial Co., Ltd.	253,100	3,851,308	1.77%
Resorttrust, Inc.	174,600	4,161,411	1.91%
Saizeriya Co., Ltd.	72,100	2,186,681	1.00%
Seiren Co., Ltd.	169,800	3,507,162	1.61%
Sun Corp.	293,500	1,902,372	0.87%
Topre Corp.	135,900	4,145,694	1.90%
		47,002,211	21.56%
Financials - 2.69%
Aozora Bank, Ltd.	103,900	4,220,144	1.93%
INTELLEX Co., Ltd.	52,900	605,997	0.28%
Lifenet Insurance Co.	289,800	1,046,462	0.48%
		5,872,603	2.69%
Health Care - 4.39%
JEOL Ltd.	682,000	4,104,773	1.88%
Nihon Kohden Corp.	139,200	3,285,203	1.51%
Ship Healthcare Holdings, Inc.	66,800	2,174,716	1.00%
		9,564,692	4.39%
Industrials - 35.48%
BELLSYSTEM24 Holdings, Inc.	273,200	3,941,232	1.81%
Benefit One, Inc.	80,600	2,036,564	0.93%
Daihen Corp.	157,000	1,499,805	0.69%
Hamakyorex Co., Ltd.	141,900	4,900,275	2.25%
Hanwa Co., Ltd.	60,300	2,941,882	1.35%
Hito Communication, Inc.	149,500	2,997,413	1.37%
Kanematsu Corp.	139,100	1,903,303	0.87%
Kito Corp.	249,600	4,236,117	1.94%
Kondotec, Inc.	18,000	175,076	0.08%
Maeda Kosen Co., Ltd.	143,800	2,698,610	1.24%
METAWATER Co., Ltd.	91,700	2,520,385	1.16%
MIRAIT Holdings Corp.	277,100	4,106,953	1.88%
Nippon Koei Co., Ltd.	120,700	3,990,586	1.83%
Nippon Yusoki Co., Ltd.	389,200	3,728,913	1.71%
Nissei ASB Machine Co., Ltd.	35,600	2,345,915	1.08%
Nittoku Engineering Co., Ltd.	38,400	1,858,004	0.85%
Okamura Corp.	281,200	3,935,520	1.80%
Sanko Gosei, Ltd.	346,100	2,631,713	1.21%
Sato Holdings Corp.	126,900	4,097,576	1.88%
SBS Holdings, Inc.	396,200	4,128,283	1.89%
Shibuya Corp.	95,400	4,092,509	1.88%
Takeei Corp.	287,200	3,657,608	1.68%
Takuma Co., Ltd.	312,200	4,242,351	1.95%
Tocalo Co., Ltd.	42,800	2,149,830	0.99%
Tonami Holdings Co., Ltd.	49,700	2,526,781	1.16%
		77,343,204	35.48%
Information Technology - 16.56%
Digital Garage, Inc.	148,900	4,966,656	2.28%
Elecom Co., Ltd.	153,400	3,663,913	1.68%
Kakaku.com., Inc.	241,500	4,243,055	1.95%
Koa Corp.	62,800	1,528,008	0.70%
Kyosan Electric Manufacturing Co., Ltd.	264,000	1,879,061	0.86%
Mimaki Engineering Co., Ltd.	370,800	4,014,983	1.84%
NEC Networks & System Integration Corp.	150,300	4,027,458	1.85%
Nihon Unisys, Ltd.	152,400	3,212,082	1.47%
NS Solutions Corp.	70,300	1,894,412	0.87%
OBIC Business Consultants Co., Ltd.	57,400	3,250,166	1.49%
UMC Electronics Co., Ltd.	113,400	3,429,647	1.57%
		36,109,441	16.56%

Materials - 8.63%
Asahi Holdings, Inc.	215,000	4,268,594	1.96%
Asia Pile Holdings Co.	585,100	3,819,920	1.75%
Hakudo Co., Ltd.	77,700	1,802,063	0.83%
Kuriyama Holdings Corp.	137,600	3,406,326	1.56%
MEC Co., Ltd.	101,300	2,121,174	0.97%
Stella Chemifa Corp.	99,700	3,388,610	1.56%
		18,806,687	8.63%
Total Common Stocks (Cost $160,691,041)		194,698,838	89.31%

SHORT-TERM INVESTMENTS - 9.89%
Money Market Funds - 9.89%
Fidelity Government Portfolio, Institutional Class, 1.22% (a)	10,813,000	10,813,000	4.96%
The Government & Agency Portfolio, Institutional Class, 1.24% (a)	10,749,972	10,749,972	4.93%
		21,562,972	9.89%
Total Short-Term Investments (Cost $21,562,972)		21,562,972	9.89%

Total Investments (Cost $182,254,013) - 99.20%		216,261,810	99.20%
Other Assets in Excess of Liabilities - 0.80%		1,736,084	0.80%
TOTAL NET ASSETS - 100.00%		$217,997,894	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the Fund’s seven-day yield as of January 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2018
The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs.   Such securities are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$–	$47,002,211	$–	$47,002,211
Financials	–	5,872,603	–	5,872,603
Health Care	–	9,564,692	–	9,564,692
Industrials	4,900,275	72,442,929	–	77,343,204
Information Technology	–	36,109,441	–	36,109,441
Materials	–	18,806,687	–	18,806,687
Total Common Stocks	$4,900,275	$189,798,563	$–	$194,698,838

Short-Term Investments
Money Market Funds	$21,562,972	$–	$–	$21,562,972
Total Short-Term Investments	$21,562,972	$–	$–	$21,562,972

Total Investments	$26,463,247	$189,798,563	$–	$216,261,810

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2018, the Fund recognized transfers between Levels 1 and 2.

Transfers between Level 1 and Level 2 relate to the use of fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification. 100% of common stocks held at October 31, 2017, were classified as Level 2. One security still held at January 31, 2018,
Hamakyorex Co., Ltd., was transferred to Level 1 because it did not meet the confidence level to trigger fair value pricing. Other than transfers due to the fair value pricing services, no transfers were recognized.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENNESSY FUNDS TRUST
(Registrant)

By: /s/ Neil J. Hennessy
Neil J. Hennessy
President

Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Neil J. Hennessy
Neil J. Hennessy, President
Date: March 28, 2018

By: /s/ Teresa M. Nilsen
Teresa M. Nilsen, Treasurer
Date: March 28, 2018